Label		Element	Value
(Wells Fargo Advantage Government Money Market Fund)
Prospectus:		rr_ProspectusTable
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2017
Expense Example [Heading]		rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. On July 23, 2014, the Securities and Exchange Commission voted to amend various rules related to money market funds, including Rule 2a-7. There are various compliance dates for these amendments, with the latest being October 14, 2016. In order to comply, the Fund may be required to take certain steps that could affect money market fund investments and operations. The precise nature of these changes and their impact on the Fund and its shareholders has not yet been determined.

Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Money Market Fund Risk. Although a Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2006  +1.30%
Lowest Quarter: 1st Quarter 2014  +0.00%
Year-to-date total return as of 3/31/2015 is 0.00%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2014
Money Market Seven Day Yield, Caption [Text]		rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
(Wells Fargo Advantage Government Money Market Fund) | Select Class
Prospectus:		rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.18%
Fee Waiver		rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	rr_NetExpensesOverAssets	0.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 16
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	54
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	97
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 226
Bar Chart [Heading]	[2]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Select Class
Annual Return 2005		rr_AnnualReturn2005	3.08%
Annual Return 2006		rr_AnnualReturn2006	4.92%
Annual Return 2007		rr_AnnualReturn2007	5.08%
Annual Return 2008		rr_AnnualReturn2008	2.18%
Annual Return 2009		rr_AnnualReturn2009	0.15%
Annual Return 2010		rr_AnnualReturn2010	0.03%
Annual Return 2011		rr_AnnualReturn2011	0.01%
Annual Return 2012		rr_AnnualReturn2012	0.01%
Annual Return 2013		rr_AnnualReturn2013	0.01%
Annual Return 2014		rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2015 is 0.00%
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.30%
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
1 Year	[2]	rr_AverageAnnualReturnYear01	0.01%
5 Years	[2]	rr_AverageAnnualReturnYear05	0.01%
10 Years	[2]	rr_AverageAnnualReturnYear10	1.53%
Inception Date of Share Class	[2]	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015

[1]	The Manager has contractually committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect the Select Class expenses. If these expenses had been included, returns for the Select Class would be higher. The Select Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Select Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.